Provisions and contingent liabilities - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 01, 2017
Disclosure of contingent liabilities [line items]
IPIContingency	R$ 209,444	R$ 194,508
Legal Proceedings Related To Icms	1,662,515	1,357,445
Reversal of ICMS credits	236,808	145,126
Reversal of alleged non-payment	444,766	154,914
Reversal of inventory differences	236,568	279,448
Offset claims and credit dis-allowances	577,253	496,615
Contingent liabilities for civil, environmental and regulatory claims	867,293	815,203
Surcharge on non-essential products	246,060	223,691
Adjustment On Escrow Deposits	46,139	45,336	R$ 62,217
Remaining amount of potential losses tax contingencies	R$ 442,210	574,672
Subsidiary IPP [member]
Disclosure of contingent liabilities [line items]
Surcharge rate on non-essential products	2.00%
Cia Ultragaz [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities for civil, environmental and regulatory claims	R$ 39,447	38,005
Discontinued operations | Oxiteno S. A. Industria e Comercio [member]
Disclosure of contingent liabilities [line items]
Provision for indemnities	109,333	174,408
Provision for indemnities related to labor claims	32,384	95,274
Provision for indemnities related to civil claims	28,605	26,074
Provision for indemnities related to tax claims	48,344	53,060
Discontinued operations | Extrafarma [member]
Disclosure of contingent liabilities [line items]
Provision for indemnities	36,297	32,400
Provision for indemnities related to labor claims	14,153	12,074
Provision for indemnities related to civil claims	7,798	7,007
Provision for indemnities related to tax claims	14,346	13,319
Chevron and subsidiary IPP [member]
Disclosure of contingent liabilities [line items]
Liability provisions	4,020	36,146
Contingent liabilities for labor matters	3,606	3,545
Contingent liabilities for tax assessments on sales	204	32,380
Provision for indemnities related to civil claims	210	220
Chevron and subsidiary IPP [member] | Subsidiary IPP [member]
Disclosure of contingent liabilities [line items]
Liability provisions	88,503	89,952		R$ 198,900
Resellers [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities for civil, environmental and regulatory claims	95,971	187,460
PIS and COFINS (State VAT) [member]
Disclosure of contingent liabilities [line items]
Offset claims and credit dis-allowances	R$ 3,136,458	R$ 1,890,313